Exhibit 1

Natixis Commercial Mortgage Securities Trust 2018-FL1

Commercial Mortgage Pass-Through Certificates, Series 2018-FL1

Report To:

Natixis Commercial Mortgage Securities LLC

Natixis, New York Branch

Credit Suisse Securities (USA) LLC

China Merchants Bank Co., Ltd., New York Branch

5 June 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Natixis Commercial Mortgage Securities LLC Natixis, New York Branch 1251 Avenue of the Americas, 5th Floor, New York, New York 10020

Credit Suisse Securities (USA) LLC 11 Madison Avenue New York, New York 10010

China Merchants Bank Co., Ltd., New York Branch 535 Madison Avenue, 23rd Floor, New York, New York 10022

Re: Natixis Commercial Mortgage Securities Trust 2018-FL1 Commercial Mortgage Pass-Through Certificates, Series 2018-FL1 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Natixis Commercial Mortgage Securities LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Whole Loans, Mezzanine Loans, Mortgaged Properties (all as defined in Attachment A) and Mortgage Loans,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Natixis Commercial Mortgage Securities Trust 2018-FL1 securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

5 June 2018

Attachment A Page 1 of 24

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in Natixis Commercial Mortgage Securities Trust 2018-FL1 (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity’s assets will consist primarily of a pool of five floating rate mortgage loans (the “Mortgage Loans”) secured by first liens on commercial real estate properties (the “Mortgaged Properties”),
c.	Four of the Mortgage Loans will be treated as being componentized (the ”Componentized Mortgage Loans”) each portion of which will be deemed to consist of a senior pooled component (the “Pooled Component”) and one or more subordinate non-pooled components (the “Non-Pooled Components”),
d.	One Mortgage Loan will not be so componentized (the “Non-Componentized Mortgage Loan,” together with the Pooled Components, the “Pooled Trust Assets”),
e.	With respect to two of the Mortgage Loans, there exists:
i.	One or more pari passu notes (each, a “Pari Passu Companion Loan”) which will not be assets of the Issuing Entity and
ii.	One or more subordinate notes (each, a “Subordinate Companion Loan”) which are junior to the related Mortgage Loan and will not be assets of the Issuing Entity and
f.	With respect to two of the Mortgage Loans, there exists a mezzanine loan (each, a “Mezzanine Loan”) which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report:

a.	Each Mortgage Loan, together with the corresponding Pari Passu Companion Loan(s), if any, is hereinafter referred to as the “Total Senior Participation,”
b.	Each Total Senior Participation, together with the corresponding Subordinate Companion Loan(s), if any, is hereinafter referred to as the “Whole Loan” and
c.	Each Whole Loan, together with the corresponding Mezzanine Loan, if any, is hereinafter referred to as the “Total Debt associated with each Whole Loan” (or with respect to each Mortgaged Property, is hereinafter referred to as the “Total Debt associated with each Mortgaged Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Pooled Components, Non-Pooled Components, Pooled Trust Assets, Mortgage Loans, Pari Passu Companion Loans, Total Senior Participations, Subordinate Companion Loans, Whole Loans, Mezzanine Loans, Mortgaged Properties, Total Debt associated with each Whole Loan and Total Debt associated with each Mortgaged Property as of the due date of each Whole Loan in June 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Attachment A Page 2 of 24

1. (continued)

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 1 to Attachment A that were provided by the Depositor, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 1 to Attachment A and the next paragraph of this Item 1.

The Source Document(s) that we were instructed by the Depositor to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, the Depositor provided us with:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Pooled Components, Non-Pooled Components, Pooled Trust Assets, Mortgage Loans, Pari Passu Companion Loans, Total Senior Participations, Subordinate Companion Loans, Whole Loans, Mezzanine Loans, Mortgaged Properties, Total Debt associated with each Whole Loan and Total Debt associated with each Mortgaged Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 3 of 24

4.	Using the “First Payment Date” of each Total Senior Participation, as shown on the Final Data File, we recalculated the “Seasoning” of each Total Senior Participation as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Additionally, using the “First Payment Date” of each Subordinate Companion Loan or Mezzanine Loan, as applicable, as shown on the Final Data File, we recalculated the “Additional Debt - Seasoning” of each Subordinate Companion Loan or Mezzanine Loan, as applicable, as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of each Total Senior Participation, all as shown on the Final Data File, we recalculated the:

i.	Loan Term (Original) and
ii.	Fully Extended Term (Original)

of each Total Senior Participation. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Additionally, using the:

a.       First Payment Date and

b.	Additional Debt - Maturity Date or Anticipated Repayment Date

of each Subordinate Companion Loan or Mezzanine Loan, as applicable, both as shown on the Final Data File, we recalculated the “Additional Debt - Loan Term (Original)” of each Subordinate Companion Loan or Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Loan Term (Original) and
c.	Fully Extended Term (Original)

of each Total Senior Participation, all as shown on the Final Data File, we recalculated the:

i.	Loan Term Remaining and
ii.	Fully Extended Term (Remaining)

of each Total Senior Participation. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 24

6. (continued)

Additionally, using the:

a.	Additional Debt - Seasoning and
b.	Additional Debt - Loan Term (Original)

of each Subordinate Companion Loan or Mezzanine Loan, as applicable, both as shown on the Final Data File, we recalculated the “Additional Debt - Loan Term (Remaining)” of each Subordinate Companion Loan or Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Mortgage Loan Original Principal Balance,
b.	Total Pari Passu Original Balance and
c.	Sub Sec Debt Original Principal Balance

of each Mortgage Loan, Pari Passu Companion Loan and Subordinate Companion Loan, respectively, all as shown on the Final Data File, we recalculated the “Whole Loan Original Principal Balance” of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	The applicable Source Documents indicate that the Whole Loans and Mezzanine Loans are interest-only for their entire initial terms. Based on this information, the Depositor instructed us to:
a.	Use the “Loan Term (Original)” of each Total Senior Participation, as shown on the Final Data File, for the interest-only period of each Total Senior Participation (the “IO Period”),
b.	Use “0” for the original amortization term of each Total Senior Participation (the “Amortization Term (Original)”),
c.	Use “0” for the remaining amortization term of each Total Senior Participation (the “Amortization Term (Remaining)”),
d.	Use the “Mortgage Loan Original Principal Balance” of each Mortgage Loan and, with respect to the:
i.	Mission Critical Portfolio Mortgage Loan (as defined in Note 12 of Exhibit 1 to Attachment A),
ii.	Olathe Retail Portfolio Mortgage Loan (as defined in Note 10 of Exhibit 1 to Attachment A) and
iii.	Mortgage Loan identified on the Final Data File as “National Select Service Hotel Portfolio” (the “National Select Service Hotel Portfolio Mortgage Loan,” together with the Mission Critical Portfolio Mortgage Loan and Olathe Retail Portfolio Mortgage Loan, the “Multiple Property Loans”),

which are each secured by multiple Mortgaged Properties (each, an “Underlying Property”), the “Mortgage Loan Original Principal Balance” of each related Underlying Property, as shown on the Final Data File, for the:

(a).	Principal balance of each Mortgage Loan and Underlying Property as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
(b).	Principal balance of each Mortgage Loan and Underlying Property as of the “Initial Maturity Date” of each Mortgage Loan (the “Mortgage Loan Balloon Payment”),

Attachment A Page 5 of 24

8. (continued)

e.	Use the “Pooled Component Original Principal Balance” of each Pooled Trust Asset and, with respect to the Multiple Property Loans, the “Pooled Component Original Principal Balance” of each related Underlying Property, as shown on the Final Data File, for the:
i.	Principal balance of each Pooled Trust Asset and Underlying Property as of the Reference Date (the “Pooled Component Cut-off Date Balance”) and
ii.	Principal balance of each Pooled Trust Asset and Underlying Property as of the “Initial Maturity Date” of each Pooled Trust Asset (the “Pooled Component Balloon Payment”),
f.	Use the “Non-Pooled Component Original Principal Balance” of each Non-Pooled Component and, with respect to the Multiple Property Loans, the “Non-Pooled Component Original Principal Balance” of each related Underlying Property, as shown on the Final Data File, for the:
i.	Principal balance of each Non-Pooled Component and Underlying Property as of the Reference Date (the “Non-Pooled Component Cut-off Date Balance”) and
ii.	Principal balance of each Non-Pooled Component and Underlying Property as of the “Initial Maturity Date” of each Non-Pooled Component (the “Non-Pooled Component Balloon Payment”),
g.	Use the “Total Pari Passu Original Principal Balance” of each Pari Passu Companion Loan, as shown on the Final Data File, for the principal balance of each Pari Passu Companion Loan as of the Reference Date (the “Total Pari Passu Cut-off Date Principal Balance”),
h.	Use the “Sub Sec Debt Original Principal Balance” of each Subordinate Companion Loan and, with respect to the Multiple Property Loans, the “Sub Sec Debt Original Principal Balance” of each related Underlying Property, as shown on the Final Data File, for the principal balance of each Subordinate Companion Loan and Underlying Property as of the Reference Date (the “Sub Sec Debt Cut-off Date Principal Balance”),
i.	Use the “Whole Loan Original Principal Balance” of each Whole Loan and, with respect to the Multiple Property Loans, the “Whole Loan Original Principal Balance” of each related Underlying Property, as shown on the Final Data File, for the principal balance of each Whole Loan and Underlying Property as of the Reference Date (the “Whole Loan Cut-off Date Balance”) and
j.	Use the “Mezzanine Debt Original Principal Balance” of each Mezzanine Loan and, with respect to the Multiple Property Loans, the “Mezzanine Debt Original Principal Balance” of each related Underlying Property, as shown on the Final Data File, for the principal balance of each Mezzanine Loan and Underlying Property as of the Reference Date (the “Mezzanine Debt Cut-off Date Principal Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 24

9.	Using the:
a.	Mortgage Loan Cut-off Date Balance and
b.	Total Pari Passu Cut-off Date Principal Balance

of each Mortgage Loan and Pari Passu Companion Loan, as applicable, both as shown on the Final Data File, we recalculated the “Senior Loan Cut-off Date Balance” of each Total Senior Participation. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Whole Loan Cut-off Date Balance and
b.	Mezzanine Debt Cut-off Date Principal Balance

of each Whole Loan and Mezzanine Loan, as applicable, both as shown on the Final Data File, we recalculated the “Total Debt Cut-off Balance” of the Total Debt associated with each Whole Loan and Total Debt associated with each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	For each B Note Additional Debt Whole Loan (as defined in Note 14 of Exhibit 1 to Attachment A), all of which have the “Additional Debt - Loan Amortization Type” as “Interest only,” the Depositor instructed us to:
a.	Use the “Additional Debt - Loan Term (Original)” of each B Note Additional Debt Whole Loan, as shown on the Final Data File, for the interest-only period of each B Note Additional Debt Whole Loan (the “Additional Debt - IO Period”),
b.	Use “0” for the original amortization term of each B Note Additional Debt Whole Loan (the “Additional Debt - Amortization Term (Original)”),
c.	Use “0” for the remaining amortization term of each B Note Additional Debt Whole Loan (the “Additional Debt - Amortization Term (Remaining)”) and
d.	Use the “Sub Sec Debt Original Principal Balance” of each Subordinate Companion Loan, as shown on the Final Data File, for the principal balance of each Subordinate Companion Loan as of the “Initial Maturity Date” of each Subordinate Companion Loan (the “Additional Debt - Balloon Payment”).

For each Mezzanine Additional Debt Whole Loan (as defined in Note 14 of Exhibit 1 to Attachment A), all of which have the “Additional Debt - Loan Amortization Type” as “Interest only,” the Depositor instructed us to:

a.	Use the “Additional Debt - Loan Term (Original)” of each Mezzanine Additional Debt Whole Loan, as shown on the Final Data File, for the interest-only period of each Mezzanine Additional Debt Whole Loan (the “Additional Debt - IO Period”),
b.	Use “0” for the original amortization term of each Mezzanine Additional Debt Whole Loan (the “Additional Debt - Amortization Term (Original)”),
c.	Use “0” for the remaining amortization term of each Mezzanine Additional Debt Whole Loan (the “Additional Debt - Amortization Term (Remaining)”) and
d.	Use the “Mezzanine Debt Original Principal Balance” of each Mezzanine Loan, as shown on the Final Data File, for the principal balance of each Mezzanine Loan as of the “Initial Maturity Date” of each Mezzanine Loan (the “Additional Debt - Balloon Payment”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 24

12.	Using the:
a.	Mortgage Loan Cut-off Date Balance and
b.	Senior Loan Cut-off Balance

of each Pari Passu Mortgage Loan (as defined in Note 10 of Exhibit 1 to Attachment A), both as shown on the Final Data File, we recalculated the “Trust Component % of Pari Passu” of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “NAP” for the “Trust Component % of Pari Passu” characteristic.

13.	Using the:
a.	As-Is Appraised Value,
b.	Pooled Component Original Principal Balance,
c.	Non-Pooled Component Original Principal Balance,
d.	Mortgage Loan Original Principal Balance,
e.	Pooled Component Cut-off Date Balance,
f.	Non-Pooled Component Cut-off Date Balance,
g.	Mortgage Loan Cut-off Date Balance,
h.	Pooled Component Balloon Payment,
i.	Mortgage Loan Balloon Payment,
j.	Total Pari Passu Original Principal Balance,
k.	Whole Loan Cut-off Date Balance and
l.	Total Debt Cut-off Balance

of each Pooled Trust Asset, Non-Pooled Component, Mortgage Loan, Total Senior Participation, Whole Loan and Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 13., we recalculated the:

i.	Pooled Component Original LTV,
ii.	Non-Pooled Component Original LTV,
iii.	Mortgage Loan Original LTV,
iv.	Pooled Component Cut-off Date LTV Ratio,
v.	Non-Pooled Component Cut-off Date LTV Ratio,
vi.	Mortgage Loan Cut-off Date LTV,
vii.	Pooled Component LTV Ratio at Maturity or ARD,
viii.	Mortgage Loan LTV Ratio at Maturity or ARD,
ix.	Whole Loan Cut-off Date LTV Ratio and
x.	Total Debt LTV

of each Pooled Trust Asset, Non-Pooled Component, Mortgage Loan, Whole Loan and Total Debt associated with each Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round each characteristic listed in i. through x. above to the nearest 1/10th of one percent.

Attachment A Page 8 of 24

13. (continued)

For each Multiple Property Loan, the Depositor instructed us to use the value for each characteristic listed in i. through x. above for the Multiple Property Loan as the corresponding value for each characteristic listed in i. through x. above for each related Underlying Property.

For each Pari Passu Mortgage Loan, all of which have the “Loan Amortization Type” as “Interest only,” the Depositor instructed us to:

a.       Use the sum of the:

i.	Mortgage Loan Original Principal Balance and
ii.	Total Pari Passu Original Principal Balance

characteristics, both as shown on the Final Data File, as the numerator for the purpose of recalculating the:

(a).	Mortgage Loan Original LTV,
(b).	Mortgage Loan Cut-off Date LTV and
(c).	Mortgage Loan LTV Ratio at Maturity or ARD

characteristics and

b.       Use the sum of:

i.	The “Pooled Component Original Principal Balance,” as shown on the Final Data File, and
ii.	The product of:
(a).	The quotient of the:
(1.)	Pooled Component Original Principal Balance and
(2.)	Mortgage Loan Original Principal Balance

characteristics, both as shown on the Final Data File, and

(b).	The “Total Pari Passu Original Principal Balance,” as shown on the Final Data File,

as the numerator for the purpose of recalculating the:

A.	Pooled Component Original LTV,
B.	Pooled Component Cut-off Date LTV and
C.	Pooled Component LTV Ratio at Maturity or ARD
characteristics.

Attachment A Page 9 of 24

14.	Using the:
a.	Mortgage Loan Margin % and
b.	Subordinate Interest Margin,

of each Mortgage Loan and Subordinate Companion Loan, as applicable, both as shown on the Final Data File, and the margin related to each Pari Passu Companion Loan (the “Pari Passu Companion Loan Margin %”), as shown in the related Data Sources (as defined in Note 10 of Exhibit 1 to Attachment A), as applicable, we recalculated the “Whole Loan Margin” of each Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Mortgage Loan Margin %,
b.	Pooled Component Margin %,
c.	Non-Pooled Component Margin %,
d.	LIBOR Floor % and
e.	Rounding Factor

of each Mortgage Loan, Pooled Trust Asset and Non-Pooled Component, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 1.91900% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Current Rate,
ii.	Pooled Component Current Rate and
iii.	Non-Pooled Component Current Rate

of each Mortgage Loan, Pooled Trust Asset and Non-Pooled Component, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Using the:

a.	Subordinate Interest Margin,
b.	Mezzanine Loan Margin,
c.	Additional Debt – LIBOR Floor and
d.	Additional Debt - Rounding Factor

of each Subordinate Companion Loan or Mezzanine Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 1.91900% that was provided by the Depositor, we recalculated the “Additional Debt – Mortgage Rate” of each Subordinate Companion Loan or Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 24

16.	Using the:
a.	Whole Loan Margin,
b.	Whole Loan Cut-off Date Balance,
c.	Mezzanine Loan Margin % and
d.	Mezzanine Debt Cut-off Date Principal Balance

of each Whole Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we calculated the margin related to the Total Debt associated with each Whole Loan (the “Total Debt Margin”).

Using the:

a.	LIBOR Floor % and
b.	Rounding Factor

of the Total Debt associated with each Whole Loan, both as shown on the Final Data File, the Total Debt Margin (as calculated in the first paragraph of this Item 16. of Attachment A) of the Total Debt associated with each Whole Loan, and a LIBOR assumption of 1.91900% that was provided by the Depositor, we calculated the current interest rate related to the Total Debt associate with each Whole Loan (the “Total Debt Current Rate”).

Using:

a.	The “Total Debt Cut-off Balance,” as shown on the Final Data File,
b.	The Total Debt Current Rate (as calculated above in this Item 16. of Attachment A) and
c.	Interest Accrual Basis

of the Total Debt associated with each Whole Loan, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph of this Item 16., we calculated the “Total Debt Monthly Debt Service Amount” of Total Debt associated with each Whole Loan.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Total Debt Monthly Debt Service Amount” of each Mortgage Loan as 1/12th of the product of:

a.	The “Total Debt Cut-off Balance,” as shown on the Final Data File,
b.	The Total Debt Current Rate (as calculated above in this Item 16. of Attachment A), and
c.	365/360.

Attachment A Page 11 of 24

17.	Using the:
a.	LIBOR Cap Strike Price %,
b.	Mortgage Loan Margin %,
c.	Pooled Component Margin % and
d.	Non-Pooled Component Margin %

of each Mortgage Loan, Pooled Trust Asset and Non-Pooled Component, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Cap Interest Rate,
ii.	Pooled Component Cap Interest Rate and
iii.	Non-Pooled Component Cap Interest Rate

of each Mortgage Loan, Pooled Trust Asset and Non-Pooled Component, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Mortgage Loan Original Principal Balance,
b.	Mortgage Loan Current Rate,
c.	Mortgage Loan Cap Interest Rate and
d.	Interest Accrual Basis

of each Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 18., we recalculated the:

i.	Mortgage Loan Monthly Debt Service Amount and
ii.	Mortgage Loan Cap Rate Monthly Debt Service Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Amount” of each Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Principal Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Current Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Cap Rate Monthly Debt Service Amount” of each Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Principal Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Cap Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 12 of 24

19.	Using the:
a.	Pooled Component Original Principal Balance,
b.	Pooled Component Current Rate,
c.	Pooled Component Cap Interest Rate and
d.	Interest Accrual Basis

of each Pooled Trust Asset , all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 19., we recalculated the:

i.	Pooled Component Monthly Debt Service Amount and
ii.	Pooled Component Cap Interest Rate Monthly Debt Service Amount

of each Pooled Trust Asset. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Pooled Component Monthly Debt Service Amount” of each Pooled Trust Asset as 1/12th of the product of:

a.	The “Pooled Component Original Principal Balance,” as shown on the Final Data File,
b.	The “Pooled Component Current Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Pooled Component Cap Interest Rate Monthly Debt Service Amount” of each Pooled Trust Asset as 1/12th of the product of:

a.	The “Pooled Component Original Principal Balance,” as shown on the Final Data File,
b.	The “Pooled Component Cap Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 13 of 24

20.	Using the:
a.	Non-Pooled Component Original Principal Balance,
b.	Non-Pooled Component Current Rate,
c.	Non-Pooled Component Cap Interest Rate and
d.	Interest Accrual Basis

of each Non-Pooled Component, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 20., we recalculated the:

i.	Non-Pooled Component Monthly Debt Service Amount and
ii.	Non-Pooled Component Cap Interest Rate Monthly Debt Service Amount

of each Non-Pooled Component. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Non-Pooled Component Monthly Debt Service Amount” of each Non-Pooled Component as 1/12th of the product of:

a.	The “Non-Pooled Component Original Principal Balance,” as shown on the Final Data File,
b.	The “Non-Pooled Component Current Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Non-Pooled Component Cap Interest Rate Monthly Debt Service Amount” of each Non-Pooled Component as 1/12th of the product of:

a.	The “Non-Pooled Component Original Principal Balance,” as shown on the Final Data File,
b.	The “Non-Pooled Component Cap Interest Rate,” as shown on the Final Data File, and
c.	365/360.

21.	Using the:
a.	Mortgage Loan Original Principal Balance,
b.	Total Pari Passu Original Principal Balance,
c.	Mortgage Loan Current Rate and
d.	Interest Accrual Basis

of each Mortgage Loan and Pari Passu Companion Loan, as applicable, all as shown on the Final Data File, the Pari Passu Companion Loan Margin % (as defined in Item 14. of Attachment A), as shown in the related Data Sources, as applicable, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph of this Item 21., we recalculated the “Senior Loan Monthly Debt Service” of each Total Senior Participation. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 14 of 24

21. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Loan Monthly Debt Service” of each Total Senior Participation as 1/12th of the product of:

a.	The sum of:
i.	The product of the:
(a).	Mortgage Loan Original Principal Balance and
(b).	Mortgage Loan Current Rate,

both as shown on the Final Data File, and

ii.	The product of:
(a).	The “Total Pari Passu Original Principal Balance,” as shown on the Final Data File, and
(b).	The sum of:
(1.)	The “Pari Passu Companion Loan Margin %,” as shown in the related Data Source, and
(2.)	A LIBOR assumption of 1.91900% that was provided by the Depositor and
b.	365/360.

22.	Using the:
a.	Mortgage Loan Original Principal Balance,
b.	Total Pari Passu Original Principal Balance,
c.	Mortgage Loan Cap Interest Rate and
d.	Interest Accrual Basis

of each Mortgage Loan and Pari Passu Companion Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph of this Item 22., we calculated the monthly debt service at LIBOR cap (the “Senior Loan Cap Rate Monthly Debt Service”) of each Total Senior Participation.

For the purpose of this procedure, the Depositor instructed us to calculate the “Senior Loan Cap Rate Monthly Debt Service” of each Total Senior Participation as 1/12th of the product of:

a.	The sum of the:
i.	Mortgage Loan Original Principal Balance and
ii.	Total Pari Passu Original Principal Balance,

both as shown on the Final Data File,

b.	The “Mortgage Loan Cap Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 15 of 24

23.	Using the:
a.	Sub Sec Debt Original Principal Balance,
b.	Additional Debt – Mortgage Rate and
c.	Additional Debt - Interest Accrual Basis

of each B Note Additional Debt Whole Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph of this Item 23., we recalculated the “Additional Debt - Monthly Debt Service” of each B Note Additional Debt Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Additional Debt - Monthly Debt Service” of each B Note Additional Debt Whole Loan as 1/12th of the product of:

a.	The “Sub Sec Debt Original Principal Balance,” as shown on the Final Data File,
b.	The “Additional Debt – Mortgage Rate,” as shown on the Final Data File, and
c.	365/360.

24.	Using the:
a.	Mezzanine Debt Original Principal Balance,
b.	Additional Debt – Mortgage Rate and
c.	Additional Debt - Interest Accrual Basis

of each Mezzanine Additional Debt Whole Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph of this Item 24., we recalculated the “Additional Debt - Monthly Debt Service” of each Mezzanine Additional Debt Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Additional Debt - Monthly Debt Service” of each Mezzanine Additional Debt Whole Loan as 1/12th of the product of:

a.	The “Mezzanine Debt Original Principal Balance,” as shown on the Final Data File,
b.	The “Additional Debt – Mortgage Rate,” as shown on the Final Data File, and
c.	365/360.

25.	For each Mortgage Loan on the Final Data File with an “Additional Debt - Loan Type” of “NAP” or “Mezzanine,” the Depositor instructed us to use the “Senior Loan Monthly Debt Service,” as shown on the Final Data File, for the “Whole Loan Monthly Debt Service Amount” characteristic.

For each B Note Additional Debt Whole Loan, the Depositor instructed us to use the sum of the:

a.	Senior Loan Monthly Debt Service Amount and
b.	Additional Debt - Monthly Debt Service Amount

characteristics, both as shown on the Final Data File, for the “Whole Loan Monthly Debt Service Amount” characteristic. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 16 of 24

26.	Using the:
a.	UW NCF,
b.	UW NOI,
c.	Pooled Component Current Rate,
d.	Pooled Component Monthly Debt Service Amount,
e.	Non-Pooled Component Monthly Debt Service Amount,
f.	Mortgage Loan Monthly Debt Service Amount,
g.	Senior Loan Monthly Debt Service,
h.	Pooled Component Cap Interest Rate Monthly Debt Service Amount,
i.	Non-Pooled Component Cap Interest Rate Monthly Debt Service Amount,
j.	Mortgage Loan Cap Rate Monthly Debt Service Amount,
k.	Whole Loan Monthly Debt Service,
l.	Pooled Component Cut-off Date Balance,
m.	Non-Pooled Component Cut-off Date Balance,
n.	Mortgage Loan Cut-off Date Balance,
o.	Total Pari Passu Original Principal Balance,
p.	Total Pari Passu Cut-off Date Principal Balance,
q.	Senior Loan Cut-off Date Balance,
r.	Whole Loan Cut-off Date Balance and
s.	Total Debt Cut-off Balance

of each Pooled Trust Asset, Non-Pooled Component, Mortgage Loan, Total Senior Participation, Whole Loan and Total Debt associated with each Whole Loan, as applicable, all as shown on the Final Data File, the Senior Loan Cap Rate Monthly Debt Service, as calculated in Item 22. of Attachment A, the Total Debt Monthly Debt Service Amount, as calculated in Item 16. of Attachment A and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 26., we recalculated the:

i.	Pooled Component Current UW NCF DSCR,
ii.	Pooled Component LIBOR Cap UW NCF DSCR,
iii.	Non-Pooled Component Current UW NCF DSCR,
iv.	Non-Pooled Component LIBOR Cap UW NCF DSCR,
v.	Mortgage Loan Current UW NCF DSCR,
vi.	Mortgage Loan LIBOR Cap UW NCF DSCR,
vii.	Pooled Component Current UW NOI DSCR,
viii.	Pooled Component LIBOR Cap UW NOI DSCR,
ix.	Mortgage Loan Current UW NOI DSCR,
x.	Mortgage Loan LIBOR Cap UW NOI DSCR,
xi.	Whole Loan UW NCF DSCR,
xii.	Whole Loan UW NOI DSCR,
xiii.	Total Debt UW NCF DSCR,
xiv.	Pooled Component Cut-off Date UW NCF Debt Yield,
xv.	Mortgage Loan Cut-off Date UW NCF Debt Yield,
xvi.	Pooled Component Cut-off Date UW NOI Debt Yield,
xvii.	Non-Pooled Component Cut-off Date UW NOI Debt Yield,
xviii.	Mortgage Loan Cut-off Date UW NOI Debt Yield,
xix.	Whole Loan Cut-off Date UW NCF Debt Yield,
xx.	Whole Loan Cut-off Date UW NOI Debt Yield and
xxi.	Total Debt UW NOI Debt Yield

Attachment A Page 17 of 24

26. (continued)

of each Pooled Trust Asset, Non-Pooled Component, Mortgage Loan, Whole Loan and Total Debt associated with each Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through xiii. above to two decimal places and
b.	Round the characteristics listed in xiv. through xxi. above to the nearest 1/10th of one percent.

For each Multiple Property Loan, the Depositor instructed us to use the value for each characteristic listed in i. through xxi. above for the Multiple Property Loan as the corresponding value for each characteristic listed in i. through xxi. above for each related Underlying Property.

For each Pari Passu Mortgage Loan, the Depositor instructed us to:

a.	Use the product of:
i.	The “Senior Loan Monthly Debt Service,” as shown on the Final Data File, and
ii.	12

as the denominator for the purpose of recalculating the:

(a).	Mortgage Loan Current UW NCF DSCR and
(b).	Mortgage Loan Current UW NOI DSCR
characteristics,

b.       Use the sum of the:

i.	The product of:
(a).	The “Pooled Component Monthly Debt Service Amount,” as shown on the Final Data File, and
(b).	12 and
ii.	The product of:
(a).	The product of the:
(1.)	The “Total Pari Passu Original Principal Balance,” as shown on the Final Data File, and
(2.)	The quotient of the:
A.	Pooled Component Cut-off Date Balance and
B.	Mortgage Loan Cut-off Date Balance

characteristics, both as shown on the Final Data File, and

(b).	The “Pooled Component Current Rate,” as shown on the Final Data File, and
(c).	365/360

as the denominator for the purpose of recalculating the:

(a).	Pooled Component Current UW NCF DSCR and
(b).	Pooled Component Current UW NOI DSCR
characteristics,

Attachment A Page 18 of 24

26. (continued)

c.	Use the product of:
i.	The Senior Loan Cap Rate Monthly Debt Service, as calculated in Item 22. of Attachment A, and
ii.	12

as the denominator for the purpose of recalculating the:

(a).	Mortgage Loan LIBOR Cap UW NCF DSCR and
(b).	Mortgage Loan LIBOR Cap UW NOI DSCR
characteristics,

d.       Use the sum of:

i.	The product of:
(a).	The “Pooled Component Cap Interest Rate Monthly Debt Service,” as shown on the Final Data File, and
(b).	12 and
ii.	The product of:
(a).	The product of the:
(1.)	The “Total Pari Passu Original Principal Balance,” as shown on the Final Data File, and
(2.)	The quotient of the:
A.	Pooled Component Cut-off Date Balance and
B.	Mortgage Loan Cut-off Date Balance

characteristics, both as shown on the Final Data File, and

(b).	The “Pooled Component Cap Interest Rate,” as shown on the Final Data File, and
(c).	365/360

as the denominator for the purpose of recalculating the:

(a).	Pooled Component LIBOR Cap UW NCF DSCR and
(b).	Pooled Component LIBOR Cap UW NOI DSCR

characteristics,

e.	Use the “Senior Loan Cut-off Date Balance” as the denominator for the purpose of recalculating the:
i.	Mortgage Loan Cut-off Date UW NCF Debt Yield and
ii.	Mortgage Loan Cut-off Date UW NOI Debt Yield

characteristics and

f.       Use the sum of:

i.	The “Pooled Component Cut-off Date Balance,” as shown on the Final Data File, and
ii.	The product of:
(a).	The quotient of the:
(1.)	Pooled Component Cut-off Date Balance and
(2.)	Mortgage Loan Cut-off Date Balance

characteristics, both as shown on the Final Data File, and

(b).	The “Total Pari Passu Cut-off Date Principal Balance,” as shown on the Final Data File as the denominator for the purpose of recalculating the:

(a).	Pooled Component Cut-off Date UW NCF Debt Yield and
(b).	Pooled Component Cut-off Date UW NOI Debt Yield

characteristics.

Attachment A Page 19 of 24

26. (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item 26.

27.	Using the:
a.	No. of Units,
b.	Pooled Component Cut-off Date Balance,
c.	Mortgage Loan Cut-off Date Balance and
d.	Senior Loan Cut-off Date Balance

of each Pooled Trust Asset, Mortgage Loan, Total Senior Participation and Underlying Property, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 27., we recalculated the:

i.	Cut-off Date Pooled Balance Per Unit/SF and
ii.	Cut-off Date Mortgage Loan Balance Per Unit/SF

of each Pooled Trust Asset and Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, the Depositor instructed us to use the value for each characteristic listed in i. and ii. above for the Multiple Property Loan as the corresponding value for each characteristic listed in i. and ii. above for each related Underlying Property.

For each Pari Passu Mortgage Loan, the Depositor instructed us to:

a.	Use the sum of:
i.	The “Pooled Component Cut-off Date Balance,” as shown on the Final Data File, and
ii.	The product of:
(a).	The quotient of the:
(1.)	Pooled Component Cut-off Date Balance and
(2.)	Mortgage Loan Cut-off Date Balance

characteristics, both as shown on the Final Data File, and

(b).	The “Total Pari Passu Cut-off Date Principal Balance,” as shown on the Final Data File as the numerator for the purpose of recalculating the “Cut-off Date Pooled Balance Per Unit/SF” characteristic and

b.	Use the “Senior Loan Cut-off Date Balance” as the numerator for the purpose of recalculating the “Cut-off Date Mortgage Loan Balance Per Unit/SF” characteristic.

Attachment A Page 20 of 24

28.	Using the:
a.	First Extension Fee % and
b.	Pooled Component Original Principal Balance

of each Pooled Trust Asset, we recalculated the “First Extension Fee ($)” of each Pooled Trust Asset. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Pooled Trust Asset with a “First Extension Fee %” of “0.000%,” the Depositor instructed us to use “0” for the “First Extension Fee ($)” characteristic.

29.	Using the:
a.	Second Extension Fee % and
b.	Pooled Component Original Principal Balance

of each Pooled Trust Asset, we recalculated the “Second Extension Fee ($)” of each Pooled Trust Asset. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Pooled Trust Asset with a “Second Extension Fee %” of “0.000%,” the Depositor instructed us to use “0” for the “Second Extension Fee ($)” characteristic.

30.	Using the:
a.	Third Extension Fee % and
b.	Pooled Component Original Principal Balance

of each Pooled Trust Asset, we recalculated the “Third Extension Fee ($)” of each Pooled Trust Asset. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Pooled Trust Asset with a “Third Extension Fee %” of “0.000%,” the Depositor instructed us to use “0” for the “Third Extension Fee ($)” characteristic.

31.	Using the:
a.	Exit Fee % and
b.	Pooled Component Original Principal Balance

of each Pooled Trust Asset, we recalculated the “Exit Fee ($)” of each Pooled Trust Asset. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Pooled Trust Asset with an “Exit Fee %” of “0.00%,” the Depositor instructed us to use “0.00” for the “Exit Fee ($)” characteristic.

Attachment A Page 21 of 24

32.	Using the:
a.	Pooled Component Original Principal Balance,
b.	Whole Loan Original Principal Balance,
c.	First Extension Amortization Schedule,
d.	First Extension Amortization Interest Rate and
e.	Pooled Component Monthly Debt Service Amount

of each Pooled Trust Asset, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 32., we recalculated the “First Extension Amortization Total Monthly Payment” of each Pooled Trust Asset, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “First Extension Amortization Total Monthly Payment” of each Pooled Trust Asset (except for the Pooled Trust Asset related to the Olathe Retail Portfolio Whole Loan (as defined in Note 10 of Exhibit 1 to Attachment A) (the “Olathe Retail Portfolio Pooled Trust Asset”), which is described in the succeeding paragraph of this Item 32.) as the sum of:

a.	The difference between:
i.	The amortizing monthly debt service payment calculated using the:
(a).	Pooled Component Original Principal Balance,
(b).	First Extension Amortization Schedule and
(c).	First Extension Amortization Interest Rate,

all as shown on the Final Data File, and

ii.	1/12th of the product of:
(a).	The “Pooled Component Original Principal Balance,” as shown on the Final Data File,
(b).	The “First Extension Amortization Interest Rate,” as shown on the Final Data File, and
(c).	365/360 and
b.	1/12th of the product of:
i.	The “Pooled Component Original Principal Balance,” as shown on the Final Data File,
ii.	The sum of:
(a).	The “Pooled Component Margin %,” as shown on the Final Data File,
(b).	The percentage margin increase related to the first extension term, as shown in the related Source Documents, as applicable, and
(c).	A LIBOR assumption of 1.91900% that was provided by the Depositor and
iii.	365/360.

Attachment A Page 22 of 24

32. (continued)

For the Olathe Retail Portfolio Pooled Trust Asset, which has the “First Extension Amortization Schedule” as “NAV” and the “First Extension Amortization Interest Rate” as “NAV,” the Depositor instructed us to use the sum of:

a.	The product of:
i.	The amortizing monthly debt service payment for the related Whole Loan of $111,850, as described in the related loan agreement Source Document, and
ii.	The quotient of the:
(a).	Pooled Component Original Principal Balance and
(b).	Whole Loan Original Principal Balance,

both as shown on the Final Data File, and

b.	The “Pooled Component Monthly Debt Service Amount,” as shown on the Final Data File.

For each Whole Loan on the Final Data File with the “First Extension Amortization (Y/N)” as “N,” the Depositor instructed us to use “NAP” for the “First Extension Amortization Total Monthly Payment” characteristic.

33.	Using the:
a.	Pooled Component Original Principal Balance,
b.	Whole Loan Original Principal Balance,
c.	Second Extension Amortization Schedule,
d.	Second Extension Amortization Interest Rate and
e.	Pooled Component Monthly Debt Service Amount

of each Pooled Trust Asset, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 33., we recalculated the “Second Extension Amortization Total Monthly Payment” of each Pooled Trust Asset, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 23 of 24

33. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Second Extension Amortization Total Monthly Payment” of each Pooled Trust Asset (except for the Olathe Retail Portfolio Pooled Trust Asset, which is described in the succeeding paragraph of this Item 33.) as the sum of:

a.	The difference between:
i.	The amortizing monthly debt service payment calculated using the:
(a).	Pooled Component Original Principal Balance,
(b).	Second Extension Amortization Schedule and
(c).	Second Extension Amortization Interest Rate,

all as shown on the Final Data File, and

ii.	1/12th of the product of:
(a).	The “Pooled Component Original Principal Balance,” as shown on the Final Data File,
(b).	The “Second Extension Amortization Interest Rate,” as shown on the Final Data File, and
(c).	365/360 and
b.	1/12th of the product of:
i.	The “Pooled Component Original Principal Balance,” as shown on the Final Data File,
ii.	The sum of:
(a).	The “Pooled Component Margin %,” as shown on the Final Data File,
(b).	The percentage margin increase related to the second extension term, as shown in the related Source Documents, as applicable, and
(c).	A LIBOR assumption of 1.91900% that was provided by the Depositor and
iii.	365/360.

For the Olathe Retail Portfolio Pooled Trust Asset, which has the “Second Extension Amortization Schedule” as “NAV” and the “Second Extension Amortization Interest Rate” as “NAV,” the Depositor instructed us to use the sum of:

a.	The product of:
i.	The amortizing monthly debt service payment for the related Whole Loan of $111,850, as described in the applicable Source Document, and
ii.	The quotient of the:
(a).	Pooled Component Original Principal Balance and
(b).	Whole Loan Original Principal Balance,

both as shown on the Final Data File, and

b.	The “Pooled Component Monthly Debt Service Amount,” as shown on the Final Data File.

For each Whole Loan on the Final Data File with the “Second Extension Amortization (Y/N)” as “N,” the Depositor instructed us to use “NAP” for the “Second Extension Amortization Total Monthly Payment” characteristic.

Attachment A Page 24 of 24

34.	Using the “Pooled Component Cut-off Date Balance” of the Pooled Trust Assets and Underlying Properties, as shown on the Final Data File, we recalculated the “% of Pooled Trust Balance” of each Pooled Trust Asset and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

35.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate,
c.	CREFC Fee and
d.	Trustee & Paying Agent Fee

of each Pooled Trust Asset, all as shown on the Final Data File, we recalculated the “Admin. Fee” of each Pooled Trust Asset. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

36.	Using the:
a.	Pooled Component Margin % and
b.	Admin. Fee

of each Pooled Trust Asset, both as shown on the Final Data File, we recalculated the “Net Pooled Component Margin” of each Pooled Trust Asset. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

37.	Using the:
a.	Non-Pooled Component Margin % and
b.	Admin. Fee

of each Non-Pooled Component, both as shown on the Final Data File, we recalculated the “Net Non-Pooled Component Margin” of each Non-Pooled Component. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 21

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report, Engineering Report or Lease Agreement
Property City (see Note 1)	Appraisal Report, Engineering Report or Lease Agreement
Property State (see Note 1)	Appraisal Report, Engineering Report or Lease Agreement
Property Zip Code	USPS Internet Site or Appraisal Report
County	USPS Internet Site
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Year Renovated	Appraisal Report or Engineering Report
No. of Units	Underwritten Rent Roll, Borrower Rent Roll or Appraisal Report
Unit of Measure	Underwritten Rent Roll, Borrower Rent Roll or Appraisal Report
Acreage (see Note 2)	Appraisal Report, Engineering Report or Zoning Report
Occupancy %	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
Occupancy % Source Date	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
Single-Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel

Third Party Information:

Characteristic	Source Document

USPAP Appraisal (Y/N)	Appraisal Report
As-Is Appraised Value (see Note 2)	Appraisal Report
As-Is Appraisal Valuation Date	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Stabilized Appraisal Valuation Date	Appraisal Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II) (see Note 3)	Phase II Environmental Report
Engineering Report Date	Engineering Report
Seismic Report Date (see Note 4)	Seismic Report

Exhibit 1 to Attachment A Page 2 of 21

Third Party Information: (continued)

Characteristic	Source Document(s)

Seismic PML % (see Note 4)	Seismic Report
Seismic Insurance Required and Obtained if PML >= 20% (Y/N) (see Note 4)	Insurance Review
Zoning Compliance	Zoning Report
If Zoning Compliance = LNC or NC, O&L Insurance in Place (Y/N/NAP) (see Note 5)	Zoning Report, Insurance Review
Terrorism Insurance (Y/N)	Insurance Review
Terrorism Insurance Limit – Description	Insurance Review

Major Tenant Information: (see Note 6)

Characteristic	Source Document(s)

Largest Tenant Name	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
Largest Tenant SqFt	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
Largest Tenant Exp. Date	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
2nd Largest Tenant Name	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
2nd Largest Tenant SqFt	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
2nd Largest Tenant Exp. Date	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
3rd Largest Tenant Name	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
3rd Largest Tenant SqFt	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
3rd Largest Tenant Exp. Date	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
4th Largest Tenant Name	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
4th Largest Tenant SqFt	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
4th Largest Tenant Exp. Date	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel

Exhibit 1 to Attachment A Page 3 of 21

Major Tenant Information: (continued)

Characteristic	Source Document(s)

5th Largest Tenant Name	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
5th Largest Tenant SqFt	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel
5th Largest Tenant Exp. Date	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Lease Estoppel

Underwriting Information: (see Note 7)

Characteristic	Source Document

Third Most Recent Period Description	Underwriter’s Summary Report
Third Most Recent Revenues	Underwriter’s Summary Report
Third Most Recent Expenses	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Third Most Recent Reserves	Underwriter’s Summary Report
Third Most Recent NCF	Underwriter’s Summary Report
Second Most Recent Period Description	Underwriter’s Summary Report
Second Most Recent Revenues	Underwriter’s Summary Report
Second Most Recent Expenses	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Second Most Recent Reserves	Underwriter’s Summary Report
Second Most Recent NCF	Underwriter’s Summary Report
Most Recent Period Description	Underwriter’s Summary Report
Most Recent Revenues	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent Reserves	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
UW Revenues	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Reserves	Underwriter’s Summary Report
UW Non-Recurring	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
UW Occupancy %	Underwriter’s Summary Report
UW Management Fee %	Underwriter’s Summary Report
UW Reserves %	Underwriter’s Summary Report

Exhibit 1 to Attachment A Page 4 of 21

Hotel Operating Information: (see Note 8)

Characteristic	Source Document

Third Most Recent Hotel ADR	Underwriter’s Summary Report
Third Most Recent Hotel RevPAR	Underwriter’s Summary Report
Second Most Recent Hotel ADR	Underwriter’s Summary Report
Second Most Recent Hotel RevPAR	Underwriter’s Summary Report
Most Recent Hotel ADR	Underwriter’s Summary Report
Most Recent Hotel RevPAR	Underwriter’s Summary Report
UW Most Recent Hotel ADR	Underwriter’s Summary Report
UW Most Recent Hotel RevPAR	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Tax Escrow (Initial)	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Tax Escrow (Monthly)	Mortgage Loan Agreement, Loan Modification Agreement, Settlement Statement or Monthly Tax Escrow Support Document
Tax Escrow (Current)	Current Escrow Support Document
Tax Escrow – Cash or LoC	Mortgage Loan Agreement or Loan Modification Agreement
Tax Escrow – LoC Counterparty	Mortgage Loan Agreement or Loan Modification Agreement
Springing Tax Escrow Description	Mortgage Loan Agreement or Loan Modification Agreement
Insurance Escrow (Initial)	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Insurance Escrow (Monthly)	Mortgage Loan Agreement, Loan Modification Agreement, Settlement Statement or Monthly Tax Escrow Support Document
Insurance Escrow (Current)	Current Escrow Support Document
Insurance Escrow – Cash or LoC	Mortgage Loan Agreement or Loan Modification Agreement
Insurance Escrow – LoC Counterparty	Mortgage Loan Agreement or Loan Modification Agreement
Springing Insurance Escrow Description	Mortgage Loan Agreement or Loan Modification Agreement
Replacement Reserve (Initial)	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Replacement Reserve (Monthly)	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Replacement Reserve (Current)	Current Escrow Support Document

Exhibit 1 to Attachment A Page 5 of 21

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Replacement Reserve Cap	Mortgage Loan Agreement or Loan Modification Agreement
Replacement Reserve Escrow – Cash or LoC	Mortgage Loan Agreement or Loan Modification Agreement
Replacement Reserve Escrow – LoC Counterparty	Mortgage Loan Agreement or Loan Modification Agreement
Springing Replacement Reserve Description	Mortgage Loan Agreement or Loan Modification Agreement
TI/LC Reserve (Initial)	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
TI/LC Reserve (Monthly)	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
TI/LC Reserve (Current)	Current Escrow Support Document
TI/LC Reserve Cap	Mortgage Loan Agreement or Loan Modification Agreement
TI/LC Escrow – Cash or LoC	Mortgage Loan Agreement or Loan Modification Agreement
TI/LC Escrow – LoC Counterparty	Mortgage Loan Agreement or Loan Modification Agreement
Springing TI/LC Reserve Description	Mortgage Loan Agreement or Loan Modification Agreement
Engineering Escrow/Deferred Maintenance (Initial)	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Engineering Escrow/Deferred Maintenance (Ongoing)	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Engineering Escrow/Deferred Maintenance (Current)	Mortgage Loan Agreement or Loan Modification Agreement
Engineering/Deferred Maintenance Escrow – Cash or LoC	Mortgage Loan Agreement or Loan Modification Agreement
Engineering/Deferred Maintenance Escrow – LoC Counterparty	Mortgage Loan Agreement or Loan Modification Agreement
Environmental Escrow	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Environmental Escrow – Cash or LoC	Mortgage Loan Agreement or Loan Modification Agreement
Environmental Escrow – LoC Counterparty	Mortgage Loan Agreement or Loan Modification Agreement
Springing Environmental Escrow Description	Mortgage Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A Page 6 of 21

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

FF&E Reserve (Initial)	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
FF&E Reserve (Monthly)	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
FF&E Reserve (Current)	Current Escrow Support Document
FF&E Reserve Cap	Mortgage Loan Agreement or Loan Modification Agreement
FF&E Escrow – Cash or LoC	Mortgage Loan Agreement or Loan Modification Agreement
FF&E – LoC Counterparty	Mortgage Loan Agreement or Loan Modification Agreement
Springing FF&E Reserve Description	Mortgage Loan Agreement or Loan Modification Agreement
Debt Service Escrow (Initial)	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Debt Service Escrow (Monthly)	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Debt Service Escrow – Cash or LoC	Mortgage Loan Agreement or Loan Modification Agreement
Debt Service Escrow – LoC Counterparty	Mortgage Loan Agreement or Loan Modification Agreement
Other Escrow I Reserve Description	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Other Escrow I (Initial)	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Other Escrow I (Monthly)	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Other Escrow I (Current)	Current Escrow Support Document
Other Escrow I Cap	Mortgage Loan Agreement or Loan Modification Agreement
Other Escrow I Escrow – Cash or LoC	Mortgage Loan Agreement or Loan Modification Agreement
Other Escrow I – LoC Counterparty	Mortgage Loan Agreement or Loan Modification Agreement
Springing Other Escrow I Reserve Description	Mortgage Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A Page 7 of 21

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Other Escrow II Reserve Description	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Other Escrow II (Initial)	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Other Escrow II (Monthly)	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Other Escrow II (Current)	Current Escrow Support Document
Other Escrow II Cap	Mortgage Loan Agreement or Loan Modification Agreement
Other Escrow II Escrow – Cash or LoC	Mortgage Loan Agreement or Loan Modification Agreement
Other Escrow II – LoC Counterparty	Mortgage Loan Agreement or Loan Modification Agreement
Springing Other Escrow II Reserve Description	Mortgage Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Upfront Other Reserve Description	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Monthly Other Reserve ($)	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement
Monthly Other Reserve Description	Mortgage Loan Agreement, Loan Modification Agreement or Settlement Statement

Pooled Trust Asset, Mortgage Loan, Pari Passu Companion Loan, Total Senior Participation, Subordinate Companion Loan, Whole Loan and Mezzanine Loan Information: (see Note 9)

Characteristic	Source Document(s)

Mortgage Loan Original Principal Balance (see Note 10)	Mortgage Loan Agreement or Loan Modification Agreement
Total Pari Passu Original Principal Balance (see Note 10)	Mortgage Loan Agreement or Loan Modification Agreement
Sub Sec Debt Original Principal Balance (see Note 10)	Mortgage Loan Agreement or Loan Modification Agreement
Sub Sec Debt Description	Mortgage Loan Agreement or Loan Modification Agreement
Mezzanine Debt Original Principal Balance	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement

Exhibit 1 to Attachment A Page 8 of 21

Pooled Trust Asset, Mortgage Loan, Pari Passu Companion Loan, Total Senior Participation, Subordinate Companion Loan, Whole Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Note Date	Mortgage Loan Agreement or Loan Modification Agreement
Payment Due Date	Mortgage Loan Agreement or Loan Modification Agreement
Specific Payment Schedule (Y/N)	Mortgage Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 11)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Initial Maturity Date	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Extension Options	Mortgage Loan Agreement or Loan Modification Agreement
Extension Option Conditions	Mortgage Loan Agreement or Loan Modification Agreement
Extension Margin Increase Description	Mortgage Loan Agreement or Loan Modification Agreement
Extension Fee Description	Mortgage Loan Agreement or Loan Modification Agreement
Extension Amortization Description	Mortgage Loan Agreement or Loan Modification Agreement
First Extension Fee %	Mortgage Loan Agreement or Loan Modification Agreement
First Extension Period (Months)	Mortgage Loan Agreement or Loan Modification Agreement
First Extension Amortization (Y/N)	Mortgage Loan Agreement or Loan Modification Agreement
First Extension Amortization Schedule	Mortgage Loan Agreement or Loan Modification Agreement
First Extension Amortization Interest Rate	Mortgage Loan Agreement or Loan Modification Agreement
Second Extension Fee %	Mortgage Loan Agreement or Loan Modification Agreement
Second Extension Period (Months)	Mortgage Loan Agreement or Loan Modification Agreement
Second Extension Amortization (Y/N)	Mortgage Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A Page 9 of 21

Pooled Trust Asset, Mortgage Loan, Pari Passu Companion Loan, Total Senior Participation, Subordinate Companion Loan, Whole Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Second Extension Amortization Schedule	Mortgage Loan Agreement or Loan Modification Agreement
Second Extension Amortization Interest Rate	Mortgage Loan Agreement or Loan Modification Agreement
Third Extension Fee %	Mortgage Loan Agreement or Loan Modification Agreement
Third Extension Period (Months)	Mortgage Loan Agreement or Loan Modification Agreement
Third Extension Amortization (Y/N)	Mortgage Loan Agreement or Loan Modification Agreement
Third Extension Amortization Schedule	Mortgage Loan Agreement or Loan Modification Agreement
Third Extension Amortization Interest Rate	Mortgage Loan Agreement or Loan Modification Agreement
Exit Fee %	Mortgage Loan Agreement or Loan Modification Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
ARD Loan (Y/N)	Mortgage Loan Agreement or Loan Modification Agreement
Grace Period Late (days)	Mortgage Loan Agreement or Loan Modification Agreement
Grace Period Default (days)	Mortgage Loan Agreement or Loan Modification Agreement
Grace Period Balloon (days)	Mortgage Loan Agreement or Loan Modification Agreement
Loan Amortization Type	Mortgage Loan Agreement or Loan Modification Agreement
Interest Accrual Basis	Mortgage Loan Agreement or Loan Modification Agreement
Interest Accrual Basis During IO Period	Mortgage Loan Agreement or Loan Modification Agreement
Rate Type	Mortgage Loan Agreement or Loan Modification Agreement
Index for Floating Rate	Mortgage Loan Agreement or Loan Modification Agreement
Rounding Factor	Mortgage Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A Page 10 of 21

Pooled Trust Asset, Mortgage Loan, Pari Passu Companion Loan, Total Senior Participation, Subordinate Companion Loan, Whole Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Time of Rounding (Before Spread, After Spread)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Rounding Direction	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Lookback Period	Mortgage Loan Agreement or Loan Modification Agreement
LIBOR Floor %	Mortgage Loan Agreement or Loan Modification Agreement
LIBOR Cap Strike Price %	Interest Rate Cap Agreement, Mortgage Loan Agreement or Loan Modification Agreement
LIBOR Cap Provider	Interest Rate Cap Agreement
LIBOR Cap Provider Rating	Bloomberg Screenshots provided by the Depositor
Mortgage Loan Margin % (see Note 10)	Mortgage Loan Agreement or Loan Modification Agreement
Borrower Name	Mortgage Loan Agreement or Loan Modification Agreement
Principals (Individuals)	Mortgage Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Fraud Carveout Indemnitor	Mortgage Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Environmental Carveout Indemnitor	Environmental Indemnity Agreement, Guaranty Agreement, Mortgage Loan Agreement or Loan Modification Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement or Loan Modification Agreement
Independent Director (Y/N)	Mortgage Loan Agreement or Loan Modification Agreement
Borrower Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion, Mortgage Loan Agreement or Loan Modification Agreement
DST (Y/N)	Mortgage Loan Agreement or Loan Modification Agreement
TIC (Y/N)	Mortgage Loan Agreement or Loan Modification Agreement

Exhibit 1 to Attachment A Page 11 of 21

Pooled Trust Asset, Mortgage Loan, Pari Passu Companion Loan, Total Senior Participation, Subordinate Companion Loan, Whole Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment Restriction Code (see Note 12)	Mortgage Loan Agreement or Loan Modification Agreement
Early Defeasance Loan (Y/N)	Mortgage Loan Agreement or Loan Modification Agreement
Spread Maintenance Calculation Method	Mortgage Loan Agreement or Loan Modification Agreement
Assumption Frequency	Mortgage Loan Agreement or Loan Modification Agreement
Assumption Fee	Mortgage Loan Agreement or Loan Modification Agreement
Free Release (Y/N)	Mortgage Loan Agreement or Loan Modification Agreement
Free Release Description	Mortgage Loan Agreement or Loan Modification Agreement
Value of Free Release Parcel Included in Appraisal	Mortgage Loan Agreement or Loan Modification Agreement
Partial Release and/or Partial Defeasance	Mortgage Loan Agreement or Loan Modification Agreement
Partial Release and/or Defeasance Description	Mortgage Loan Agreement or Loan Modification Agreement
Substitution (Y/N)	Mortgage Loan Agreement or Loan Modification Agreement
Substitution Description	Mortgage Loan Agreement or Loan Modification Agreement
Type of Lockbox (see Note 13)	Cash Management Agreement, Deposit Account Control Agreement, Mortgage Loan Agreement or Loan Modification Agreement
Lockbox Trigger Event	Cash Management Agreement, Deposit Account Control Agreement, Mortgage Loan Agreement or Loan Modification Agreement
Loan Purpose (Acquisition, Refinance)	Settlement Statement or Asset Summary Report
Property Manager	Property Management Agreement, Mortgage Loan Agreement or Loan Modification Agreement
Lien Position	Pro Forma Title Policy or Final Title Policy
Title Vesting (Fee/Leasehold/Both)	Pro Forma Title Policy or Final Title Policy
Additional Debt – Loan Type	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement

Exhibit 1 to Attachment A Page 12 of 21

Pooled Trust Asset, Mortgage Loan, Pari Passu Companion Loan, Total Senior Participation, Subordinate Companion Loan, Whole Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Additional Debt – Rounding Factor (see Note 14)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Additional Debt – Mortgage Rate Cap (see Note 14)	Interest Rate Cap Agreement, Mezzanine Loan Interest Rate Cap Agreement, Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Additional Debt – LIBOR Floor (see Note 14)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Additional Debt –Interest Accrual Basis (see Note 14)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Additional Debt – Loan Amortization Type (see Note 14)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Additional Debt – ARD Loan (Y/N) (see Note 14)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Additional Debt – ARD Mortgage Rate After ARD (see Note 14)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Additional Debt – Hyper Amortization Commencement Date (see Note 14)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Additional Debt – Maturity Date or Anticipated Repayment Date (see Note 14)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Additional Debt – ARD Loan Maturity Date (see Note 14)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Additional Debt – # Extension Options (see Note 14)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Additional Debt – Fully Extended Maturity Date (see Note 14)	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement

Exhibit 1 to Attachment A Page 13 of 21

Pooled Trust Asset, Mortgage Loan, Pari Passu Companion Loan, Total Senior Participation, Subordinate Companion Loan, Whole Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Subordinate Interest Margin (see Note 10)	Mortgage Loan Agreement or Loan Modification Agreement
Mezzanine Loan Margin %	Mortgage Loan Agreement, Loan Modification Agreement, Mezzanine Loan Agreement or Mezzanine Loan Modification Agreement
Future Secured Debt Permitted (Y/N)	Mortgage Loan Agreement or Loan Modification Agreement
Conditions for Future Secured Debt	Mortgage Loan Agreement or Loan Modification Agreement
Lender Consent Required for Future Secured Debt (Y/N)	Mortgage Loan Agreement or Loan Modificaiton Agreement
Future Mezzanine Debt Permitted (Y/N)	Mortgage Loan Agreement or Loan Modificaiton Agreement
Conditions for Future Mezzanine Debt	Mortgage Loan Agreement or Loan Modificaiton Agreement
Lender Consent Required for Future Mezzanine Debt (Y/N)	Mortgage Loan Agreement or Loan Modificaiton Agreement
Future Unsecured Debt Permitted (Y/N)	Mortgage Loan Agreement or Loan Modificaiton Agreement
Conditions for Future Unsecured Debt	Mortgage Loan Agreement or Loan Modificaiton Agreement
Lender Consent Required for Future Unsecured Debt (Y/N)	Mortgage Loan Agreement or Loan Modificaiton Agreement

Exhibit 1 to Attachment A Page 14 of 21

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	Property State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

1.
2.	For the Mortgaged Property identified on the Preliminary Data File as “Olathe Gateway” (the “Olathe Gateway Mortgaged Property”) the appraisal report Source Document contains:
a.	An “As Is” appraised value of $9,900,000 (the “Olathe Gateway As Is Value”) comprising 6.21 acres of land (the “Olathe Gateway As Is Acreage”)
b.	An “As Is – Excess Land” appraised value of $625,000 (the “Olathe Gateway As Is Excess Land Value”) comprising 0.73 acres of land (the “Olathe Gateway As Is Excess Land Acreage”)

For the purpose of comparing the “Acreage” characteristic for the Olathe Gateway Mortgaged Property, the Depositor instructed us to use the sum of the Olathe Gateway As Is Acreage and Olathe Gateway As Is Excess Land Acreage.

For the purpose of comparing the “As-Is Appraised Value” characteristic for the Olathe Gateway Mortgaged Property, the Depositor instructed us to use the sum of the Olathe Gateway As Is Value and Olathe Gateway As Is Excess Land Value.

3.	The Depositor instructed us to perform procedures on the “Environmental Report Date (Phase II)” characteristic only for Mortgaged Properties (if any) for which a phase II environmental report Source Document was included in the related loan file. For each Mortgaged Property that does not contain a phase II environmental report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the “Environmental Report Date (Phase II)” characteristic.

Exhibit 1 to Attachment A Page 15 of 21

Notes: (continued)

4.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “Seismic PML %” characteristics only for Mortgaged Properties (if any) for which a seismic report Source Document was included in the related loan file. For each Mortgaged Property that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “Seismic PML %” characteristics.

For the purpose of comparing the “Seismic Insurance Required and Obtained if PML >= 20% (Y/N)” characteristic, the Depositor instructed us to use “Y” if the “Seismic PML %” characteristic on the Preliminary Data File is greater than or equal to 20% and the insurance review Source Document indicates that earthquake insurance is in place. If the “Seismic PML %” characteristic on the Preliminary Data File is less than 20% or is “NAP,” the Depositor instructed us to use “N” for the “Seismic Insurance Required and Obtained if PML >= 20% (Y/N)” characteristic, even if the insurance review Source Document indicates that earthquake insurance is in place.

5.	For the purpose of comparing the “If Zoning Compliance = LNC or NC, O&L Insurance in Place (Y/N/NAP)” characteristic, the Depositor instructed us to use “Y” if the “Zoning Compliance” characteristic on the Preliminary Data File is “N” and the insurance review Source Document indicates that ordinance and law insurance is in place. If the “Zoning Compliance” characteristic on the Preliminary Data File is “Y” or “NAP,” the Depositor instructed us to use “NAP” for the “If Zoning Compliance = LNC or NC, O&L Insurance in Place (Y/N/NAP)” characteristic, even if the insurance review Source Document indicates that ordinance and law insurance is in place.

6.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the applicable Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant only if the lease for each space has the same lease expiration date, all as shown in the applicable Source Document.

Exhibit 1 to Attachment A Page 16 of 21

Notes: (continued)

7.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $2 or less.

8.	The Depositor instructed us to perform procedures on the “Hotel Operating Information” characteristics only for those Mortgage Loans and Underlying Properties (as defined in Item 8. of Attachment A) with the “Property Type” characteristic on the Preliminary Data File as “Hotel.” For each Mortgage Loan and Underlying Property for which the “Property Type” characteristic on the Preliminary Data File is not “Hotel,” the Depositor instructed us to use “NAP” for the “Hotel Operating Information” characteristics.

9.	For each “Pooled Trust Asset, Mortgage Loan, Pari Passu Companion Loan, Total Senior Participation, Subordinate Companion Loan, Whole Loan and Mezzanine Loan Information” characteristic, except for the:
a.	Mortgage Loan Original Principal Balance,
b.	Total Pari Passu Original Principal Balance,
c.	Sub Sec Debt Original Principal Balance,
d.	Sub Sec Debt Description,
e.	Mezzanine Debt Original Principal Balance,
f.	Mortgage Loan Margin %,
g.	Extension Option Conditions,
h.	Additional Debt – Loan Type,
i.	Additional Debt – Rounding Factor,
j.	Additional Debt – Mortgage Rate Cap,
k.	Additional Debt – LIBOR Floor,
l.	Additional Debt –Interest Accrual Basis,
m.	Additional Debt – Loan Amortization Type,
n.	Additional Debt – ARD Loan (Y/N),
o.	Additional Debt – ARD Mortgage Rate After ARD,
p.	Additional Debt – Hyper Amortization Commencement Date,
q.	Additional Debt – Maturity Date or Anticipated Repayment Date,
r.	Additional Debt – ARD Loan Maturity Date,
s.	Additional Debt – # Extension Options and
t.	Additional Debt – Fully Extended Maturity Date

characteristics, the Depositor instructed us to:

i.	Compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information in the applicable Source Document(s) for each Whole Loan and
ii.	Use the information for each characteristic described in i. above for each Whole Loan, Subordinate Companion Loan, Total Senior Participation, Pari Passu Companion Loan, Mortgage Loan, Pooled Trust Asset, Non-Pooled Component and Pooled Component, as applicable.

Exhibit 1 to Attachment A Page 17 of 21

Notes: (continued)

10.	The Depositor indicated that the Mortgage Loans listed in Table A1 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a Whole Loan which also has one or more Pari Passu Companion Loans that will not be assets of the Issuing Entity. Additionally, the Depositor indicated that:
a.	With respect to the Pari Passu Mortgage Loan identified on the Preliminary Data File as “The Wanamaker Building” (“The Wanamaker Building Mortgage Loan”), the related Whole Loan (the “The Wanamaker Building Whole Loan”) also has two subordinate notes (which are collectively referred to herein as a Subordinate Companion Loan) that will not be assets of the Issuing Entity and
b.	With respect to the Pari Passu Mortgage Loan identified on the Preliminary Data File as “Olathe Retail Portfolio” (the “Olathe Retail Portfolio Mortgage Loan”), the related Whole Loan (the “Olathe Retail Portfolio Whole Loan”) also has a Subordinate Companion Loan that will not be an asset of the Issuing Entity

For each Whole Loan listed in Table A1, the applicable Source Document or other schedule provided by the Depositor (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”) that is listed in the “Data Source” column of Table A1 indicates that the Whole Loan was split into multiple portions (each such portion, a “Note Component”), which are listed in the “Note Component(s)” column of Table A1.

Table A1:
Whole Loan	Mortgage Loan, Pari Passu Companion Loan and Subordinate Companion Loan	Note Component	Amortization Type	Data Source

The Wanamaker Building	Mortgage Loan Pari Passu Companion Loan Subordinate Companion Loan	A-1 A-2 B-1, B-2	Interest Only	Client Provided Schedule

Olathe Retail Portfolio	Mortgage Loan Pari Passu Companion Loan Subordinate Companion Loan	A-1A A-1B B	Interest Only	Mortgage Loan Agreement

For the purpose of comparing the “Mortgage Loan Original Principal Balance” characteristic for each Whole Loan, the Depositor instructed us to use information in the Data Source listed in the “Data Source” column of Table A1 for the “Note Component” that is listed in the “Note Component” column of Table A1 that is associated with the “Mortgage Loan” portion of each Whole Loan that is listed in the “Mortgage Loan, Pari Passu Companion Loan and Subordinate Companion Loan” column of Table A1.

Exhibit 1 to Attachment A Page 18 of 21

Notes: (continued)

10. (continued)

For the purpose of comparing the “Total Pari Passu Original Principal Balance” characteristic for each Whole Loan, the Depositor instructed us to use information in the Data Source listed in the “Data Source” column of Table A1 for the “Note Component” that is listed in the “Note Component” column of Table A1 that is associated with the “Pari Passu Companion Loan” portion of each Whole Loan that is listed in the “Mortgage Loan, Pari Passu Companion Loan and Subordinate Companion Loan” column of Table A1.

For the purpose of comparing the “Sub Sec Debt Original Principal Balance” characteristic for each Whole Loan, the Depositor instructed us to use information in the Data Source listed in the “Data Source” column of Table A1 for the “Note Component” that is listed in the “Note Component” column of Table A1 that is associated with the “Subordinate Companion Loan” portion of each Whole Loan that is listed in the “Mortgage Loan, Pari Passu Companion Loan and Subordinate Companion Loan” column of Table A1.

For the purpose of comparing the “Mortgage Loan Margin %” characteristic for each Whole Loan, the Depositor instructed us to use information in the Data Source listed in the “Data Source” column of Table A1 for the component rate, as described in the applicable Data Source, related to the “Note Component” that is listed in the “Note Component” column of Table A1 that is associated with the “Mortgage Loan” portion of each Whole Loan that is listed in the “Mortgage Loan, Pari Passu Companion Loan and Subordinate Companion Loan” column of Table A1.

For the purpose of comparing the “Subordinate Interest Margin” characteristic for each Whole Loan, the Depositor instructed us to use information in the Data Source listed in the “Data Source” column of Table A1 for the component rate, as described in the applicable Data Source, related to the “Note Component” that is listed in the “Note Component” column of Table A1 that is associated with the “Subordinate Companion Loan” portion of each Whole Loan that is listed in the “Mortgage Loan, Pari Passu Companion Loan and Subordinate Companion Loan” column of Table A1.

11.	For the purpose of comparing the “First Payment Date” characteristic, the Depositor instructed us to assume that the “First Payment Date” is the payment date after the end of the first full interest accrual period, as shown in the applicable Source Document.

Exhibit 1 to Attachment A Page 19 of 21

Notes: (continued)

12.	For the Mortgage Loan identified on the Preliminary Data File as “Mission Critical Portfolio” (the “Mission Critical Portfolio Mortgage Loan”), the loan agreement Source Document indicates:

Borrower shall have the right to prepay all or any portion of the Principal on any Payment Date provided that Borrower gives Lender at least fifteen (15) days prior written notice thereof and such prepayment is accompanied by the Yield Maintenance Premium applicable thereto as set forth as follows:

(i) any prepayment or repayment of Principal up to the first $10,000,000.00 of the Loan shall be without the payment of the Yield Maintenance Premium;

(ii) any prepayment or repayment of Principal above $10,000,000.00 and up to the first $25,000,000.00 of the Loan (when aggregated with any prior prepayment of repayments of Principal) made on or before August 9, 2019 shall be with the Yield Maintenance Premium calculated through August 9, 2019;

(iii) any prepayment or repayment of Principal above $25,000,000.00 of the Loan (when aggregated with any prior prepayment of repayments) made on or before Yield Maintenance Date shall be with the Yield Maintenance Premium.

For the purpose of comparing the “Prepayment Restriction Code” characteristic for the Mission Critical Portfolio Mortgage Loan, the Depositor indicated that references to “August” in clause (ii) of the above disclosure from the related loan agreement Source Document are incorrect, and instructed us to assume that all references to “August” in clause (ii) above state “July.”

Exhibit 1 to Attachment A Page 20 of 21

Notes: (continued)

13.	For the purpose of comparing the “Type of Lockbox” characteristic, the Depositor instructed us to use the following definitions:
a.	Hard/In-Place Cash Management – the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Hotel properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the manager of the related mortgaged property into the lockbox account controlled by the lender. For funds directed into a lockbox, such funds are generally not made immediately available to the related borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the applicable Source Document(s) with any excess remitted to the related borrower (unless an event of default under the applicable Source Document(s) or one or more specified trigger events have occurred and are outstanding) generally on a daily basis and
b.	Hard/Springing Cash Management – the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Hotel properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the manager of the related mortgaged property into the lockbox account controlled by the lender. For funds directed into a hard lockbox, such funds are generally paid directly to the related borrower who pays debt service and funds all required escrow and reserve accounts (including debt service) from amounts received; provided, however, in some cases, that upon the occurrence of certain triggering events enumerated in the applicable Source Document(s), the cash management account converts to in-place cash management. Notwithstanding the foregoing, in the event that such triggering events are cured as provided in the applicable Source Document(s), in some cases, the cash management account will revert to springing cash management.

Exhibit 1 to Attachment A Page 21 of 21

Notes: (continued)

14.	For the purpose of comparing the:
a.	Additional Debt – Rounding Factor,
b.	Additional Debt – Mortgage Rate Cap,
c.	Additional Debt – LIBOR Floor,
d.	Additional Debt –Interest Accrual Basis,
e.	Additional Debt – Loan Amortization Type,
f.	Additional Debt – ARD Loan (Y/N),
g.	Additional Debt – ARD Mortgage Rate After ARD,
h.	Additional Debt – Hyper Amortization Commencement Date,
i.	Additional Debt – Maturity Date or Anticipated Repayment Date,
j.	Additional Debt – ARD Loan Maturity Date,
k.	Additional Debt – # Extension Options and
l.	Additional Debt – Fully Extended Maturity Date

characteristics, the Depositor instructed us to:

i.	With respect to each Mortgage Loan with the “Additional Debt – Loan Type” characteristic as “B Note” (the “B Note Additional Debt Whole Loans”), use the corresponding information in the applicable Data Source for the related Subordinate Companion Loan and
ii.	With respect to each Mortgage Loan with the “Additional Debt – Loan Type” characteristic as “Mezzanine” (the “Mezzanine Additional Debt Whole Loans”), use the corresponding information in the applicable Source Documents for the related Mezzanine Loan.

We performed no procedures to determine the accuracy, completeness or reasonable of the instructions, assumptions, methodologies and exceptions provided by the Depositor that are described in the notes above.

Exhibit 2 to Attachment A Page 1 of 2

Provided Characteristics

Characteristic

Loan Number
Multiple Property Indicator
Seller
Property Name
Loan Specific Component (Y/N)
Pooled Component Original Principal Balance
Pooled Component Margin %
Non-Pooled Component Original Principal Balance
Non-Pooled Component Margin %
Third Extension Amortization Total Monthly Payment
As-Stabilized Value Used (Y/N)
LTV Adjusted (Y/N)
LTV Adjustment Amount
UW DSCRs/DYs Adjusted (Y/N)
UW Adjustment Amount
Portfolio Cross Release Conditions
Environmental Insurance (Y/N)
Ground Lease Subordinate (Y/N/Silent)
Ground Lease Initial Expiration Date
Annual Ground Rent Payment
Annual Ground Rent Increases
Extension Options Description
Ground Lease Expiration Date with Extension Options
Notice and Cure Rights (Y/N)
Max Number of TICs
IDOT (Y/N)
Pari Passu Debt (Y/N)
Existing Subordinate Secured Debt (Y/N)
Existing Sub Sec Debt In Trust (Y/N)
Existing Mezzanine Debt (Y/N)
Existing Mezzanine Debt In Trust (Y/N)
Existing Unsecured Debt (Y/N)
Holdback
Additional Debt - Holdback

Exhibit 2 to Attachment A Page 2 of 2

Characteristic

Unsecured Debt Original Principal Balance
Unsecured Debt Cut-off Date Principal Balance
Sponsor
Affiliated Sponsor (Y/N)
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.